Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving credit facilities
The following table summarizes the terms of such revolving credit facilities as of December 31, 2012:

(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.2	$0.2
Amount borrowed	$-	$-
Amount available for use	$399.8	$299.8
Borrowing rate: One-month London Interbank Offered Rate (“LIBOR”) plus contractual spread (1)	1.46%	1.46%
LIBOR	0.21%	0.21%
Contractual spread	1.25%	1.25%
Range of commitment fees on amount available for use (2)
Low	0.13%	0.13%
High	0.30%	0.30%
Agreement date	December 2010	December 2010
Maturity date	December 2017	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2012	0.33%	0.38%
Fees incurred, amount
2012	$1.3	$1.1
2011	$1.5	$1.2
2010	$4.8	$3.8

(1)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on TDS' or U.S. Cellular’s credit rating or, at TDS' or U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

(2)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

Long term debt
Long-term debt as of December 31, 2012 and 2011 was as follows:

December 31,				2012	2011
(Dollars in thousands)	Issuance date	Maturity date	Call date
TDS:
Unsecured Senior Notes
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	300,000
5.875%	November 2012	December 2061	December 2017	195,000	-
Purchase contract at 6.0%	October 2001	October 2021		1,097	1,097
Total Parent				837,347	642,347
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(11,806)	(9,889)
				532,194	534,111
6.95%	May 2011	May 2060	May 2016	342,000	342,000
Obligation on capital leases				4,756	4,336
TDS Telecom -
Rural Utilities Service (“RUS”) and other notes				844	1,976
Non-Reportable Segment -
Long-term notes, 3.7% to 4.8%		Through 2016		5,663	6,478
Obligation on capital leases				-	118
Total Subsidiaries				885,457	889,019
Total long-term debt				1,722,804	1,531,366
Long-term debt, current				1,233	1,509
Long-term debt, noncurrent				$1,721,571	$1,529,857